Stock Option and Incentive Plan - Summary of Option Activity (Parenthetical) (Detail)	12 Months Ended
Sep. 30, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Weighted average remaining contractual life of outstanding options	7 years 3 months 4 days
Weighted average remaining contractual life of exercisable options	5 years 4 months 13 days